Supplemental Cash Flow Disclosures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Property
Supplemental Cash Flow Elements [Abstract]
Distributions declared and unpaid	$ 11,087	$ 11,157	$ 11,097
Common stock issued through the DRIP Offering	57,034	59,696	61,377
Net unrealized (loss) gain on marketable securities	0	(1,713)	23,051
Reclassification of unrealized gain on marketable securities into net income	0	14,654	0
Net unrealized gain (loss) on interest rate swaps	1,164	98	(853)
Reclassification of unrealized loss on interest rate swaps into net income	213	0	0
Accrued capital expenditures	1,268	0	791
Accrued deferred financing costs	90	0	107
Decrease in earnout liability	0	0	983
Supplemental Cash Flow Disclosures:
Interest paid	98,903	98,939	94,515
Number of properties substituted for other properties under a master lease agreement			1
Number of properties substituted under a master lease agreement			2
Non-cash consideration increasing depreciable assets and decreasing land assets			$ 136,000